Note 36 - Update as of April 29, 2020 - Assets and Liabilities Assumed (Details) - Acquisition of IPSCO [member] - Major business combination [member] $ in Millions	Jan. 02, 2020 USD ($)
Statement Line Items [Line Items]
Property, Plant and Equipment	$ 506
Intangible assets	170
Working capital	144
Cash and Cash Equivalents	4
Other assets	46
Borrowings	(53)
Provisions	(27)
Other liabilities	(77)
Deferred tax liabilities	(3)
Net assets acquired	$ 710